Shareholder Fees	Oct. 28, 2025
Cullen High Dividend Equity Fund - Retail Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Cullen High Dividend Equity Fund - Class C
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Cullen High Dividend Equity Fund - Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Cullen International High Dividend Fund - Retail Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[2]
Cullen International High Dividend Fund - Class C
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[2]
Cullen International High Dividend Fund - Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[2]
Cullen Small Cap Value Fund - Retail Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[3]
Cullen Small Cap Value Fund - Class C
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[3]
Cullen Small Cap Value Fund - Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[3]
Cullen Value Fund - Retail Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[4]
Cullen Value Fund - Class C
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[4]
Cullen Value Fund - Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[4]
Cullen Emerging Markets High Dividend Fund - Retail Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[5]
Cullen Emerging Markets High Dividend Fund - Class C
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[5]
Cullen Emerging Markets High Dividend Fund - Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[5]
Cullen Enhanced Equity Income Fund - Retail Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[6]
Cullen Enhanced Equity Income Fund - Class C
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[6]
Cullen Enhanced Equity Income Fund - Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[6]

[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[2]	You will be charged a 2% redemption fee if you redeem or exchange shares of the International High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the International High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The International High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[3]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Small Cap Value Fund within seven (7) days of purchase. The redemption fee is payable to the Small Cap Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Small Cap Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[4]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Value Fund within seven (7) days of purchase. The redemption fee is payable to the Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[5]	With the exception of Class R6 shares, you will be charged a 2% redemption fee if you redeem or exchange shares of the Emerging Markets High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the Emerging Markets High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Emerging Markets High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[6]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Enhanced Equity Income Fund within seven (7) days of purchase. The redemption fee is payable to the Enhanced Equity Income Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Enhanced Equity Income Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.